CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
BEGINNING BALANCE at Apr. 30, 2010	$ 20,480	$ 2,079	$ 4,300	$ 13,293	$ 808
BEGINNING BALANCE (in shares) at Apr. 30, 2010		2,078,985
COMPREHENSIVE INCOME:
Net income	1,338	0	0	1,338	0
Other comprehensive income, net of tax:
Change in unrealized gain on securities available-for-sale, net of deferred income taxes of $155,000 for 2012 and $43,000 for 2011	81	0	0	0	81
Reclassification adjustment for gains included in net income, net of deferred income taxes of $116,000 for 2012 and $119,000 for 2011	(175)	0	0	0	(175)
Other Comprehensive Income (Loss), Net of Tax, Total	(94)
Total comprehensive income	1,244
Issuance of shares of $1 par value common stock (in shares)		7,500
Issuance of shares of $1 par value common stock	53	7	46	0	0
Purchase of Company stock (in shares)		(11,450)
Purchase of Company stock	(100)	(11)	(20)	(69)	0
Cash dividends paid ($0.24 per share)	(500)	0	0	(500)	0
ENDING BALANCE at Apr. 30, 2011	21,177	2,075	4,326	14,062	714
ENDING BALANCE (in shares) at Apr. 30, 2011		2,075,035
COMPREHENSIVE INCOME:
Net income	1,217	0	0	1,217	0
Other comprehensive income, net of tax:
Change in unrealized gain on securities available-for-sale, net of deferred income taxes of $155,000 for 2012 and $43,000 for 2011	254	0	0	0	254
Reclassification adjustment for gains included in net income, net of deferred income taxes of $116,000 for 2012 and $119,000 for 2011	(178)	0	0	0	(178)
Other Comprehensive Income (Loss), Net of Tax, Total	76
Total comprehensive income	1,293
Grants of restricted common stock (in shares)		744
Grants of restricted common stock	6	1	5	0	0
Stock-based compensation	11	0	11	0	0
Purchase of Company stock (in shares)		(12,712)
Purchase of Company stock	(106)	(13)	(21)	(72)	0
Cash dividends paid ($0.24 per share)	(497)	0	0	(497)	0
ENDING BALANCE at Mar. 31, 2012	$ 21,884	$ 2,063	$ 4,321	$ 14,710	$ 790
ENDING BALANCE (in shares) at Mar. 31, 2012		2,063,067